Aberdeen Latin American Equity Fund

(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 15, 2013 (SEC Accession No. 0001104659-13-020947).